N-2 - $ / shares	Oct. 06, 2023	Oct. 04, 2023
Cover [Abstract]
Entity Central Index Key	0001396502
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Tax-Advantaged Global Shareholder Yield Fund
General Description of Registrant [Abstract]
Share Price		$ 4.28
NAV Per Share		$ 4.93
Latest Premium (Discount) to NAV [Percent]		(13.19%)